Acquisitions and Deconsolidation of Subsidiary (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Business acquisition financial information
Total Revenue	$ 14,075,000	$ 11,243,000	$ 51,407,544	$ 17,089,549
Net loss	6,655,000	(459,000)	(24,354,104)	(1,229,647)
ADEX Entities [Member]
Business acquisition financial information
Total Revenue				10,577,197
Net loss				807,832
TNS [Member]
Business acquisition financial information
Total Revenue				1,042,367
Net loss				78,404
ERFS [Member]
Business acquisition financial information
Total Revenue				146,036
Net loss				46,598
Aws Entities [Member]
Business acquisition financial information
Total Revenue			7,508,928
Net loss			1,418,796
IPC [Member]
Business acquisition financial information
Service Revenue	1,040,000
Product Revenue	4,199,000
Total Revenue	5,239,000
Net loss	(996,000)
Rent VM [Member]
Business acquisition financial information
Service Revenue	17,000
Product Revenue
Total Revenue	17,000
Net loss	$ (179,000)